Earnings Per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER OP UNIT

Basic earnings per OP Unit for the Partnership's unitholders is calculated by dividing income (loss) from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the Partnership's weighted-average OP Units outstanding during the period.  Diluted earnings per unit for the Partnership's unitholders is computed by dividing income (loss) from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the weighted-average number of OP Units including any dilutive unvested restricted shares.

Certain of Whitestone's performance-based restricted common shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per unit.  For the three and six months ended June 30, 2011, diluted weighted average OP Units do not include the impact of approximately 13,000 and 16,000 unvested restricted shares, respectively, because the effect of these items on diluted earnings per unit would be anti-dilutive.

For the three and six months ended June 30, 2011, distributions of $53,000 and $108,000, respectively, were made to the holders of certain restricted common shares, $49,000 and $98,000 of which were charged against earnings for the three and six months ended June 30, 2011, respectively.  For the three and six months ended June 30, 2010, distributions of $67,000 and $138,000, respectively, were made to the holders of certain restricted common shares, $62,000 and $123,000 of which were charged against earnings for the three and six months ended June 30, 2010, respectively.  See Note 11 for information related to restricted common shares under the 2008 Plan.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010
(in thousands, except per unit data)
Numerator:
Income (loss) continuing operations	$(254)	$247	$(39)	$558
Dividends paid on unvested restricted shares	(4)	(5)	(10)	(15)
Undistributed earnings attributable to unvested restricted shares	—	—	—	—
Income (loss) from continuing operations excluding amounts
attributable to unvested restricted shares	(258)	242	(49)	543
Income from discontinued operations	16	8	47	32

Net income (loss) excluding amounts attributable to unvested
restricted shares	$(242)	$250	$(2)	$575

Denominator:
Weighted average number of units - basic	10,399	4,975	8,890	4,955
Effect of dilutive securities:
Unvested restricted shares	—	18	—	39
Weighted average number of units - dilutive	10,399	4,993	8,890	4,994

Earnings Per Unit:
Basic:
Income (loss) from continuing operations excluding amounts attributable
to unvested restricted shares	$(0.02)	$0.05	$(0.01)	$0.11
Income from discontinued operations	—	—	0.01	0.01
Net income (loss) excluding amounts attributable to unvested restricted
shares	$(0.02)	$0.05	$—	$0.12
Diluted:
Income (loss) from continuing operations excluding amounts attributable
to unvested restricted shares	$(0.02)	$0.05	$(0.01)	$0.11
Income from discontinued operations	—	—	0.01	0.01
Net income (loss) excluding amounts attributable to unvested restricted
shares	$(0.02)	$0.05	$—	$0.12

EARNINGS PER UNIT

Basic earnings per unit for the Partnership's unitholders is calculated by dividing income (loss) from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the Partnership's weighted-average units outstanding during the period.  Diluted earnings per unit is computed by dividing the net income (loss) from continuing operations excluding amounts attributable to unvested restricted shares and income from discontinued operations by the weighted-average number of Partnership units including any dilutive unvested restricted shares.

Certain of Whitestone’s performance restricted common shares are considered participating securities which require the use of the two-class method for the computation of basic and diluted earnings per unit.

For the year ended December 31, 2010, distributions of $251,000 were made to the holders of certain restricted common shares, $224,000 of which were charged against earnings.  For the year ended December 31, 2009, distributions of $277,000 were made to holders of certain restricted common shares, $250,000 of which were charged against earnings, and no distributions were made on the performance restricted common shares prior to 2009.  See Note 13 for information related to restricted common shares under the 2008 Plan.

	Year Ended December 31,
(in thousands, except per unit data)	2010	2009	2008
Numerator:
Income (loss) from continuing operations	$1,575	$2,075	$(1,676)
Dividends paid on unvested restricted shares	(27)	(27)	—
Undistributed earnings attributable to unvested restricted shares	—	—	—
Income (loss) from continuing operations excluding amounts attributable to
unvested restricted shares	1,548	2,048	(1,676)
Income from discontinued operations	—	—	3,431
Net income excluding amounts attributable to unvested restricted shares	$1,548	$2,048	$1,755
Denominator
Weighted average number of units - basic	5,705	4,930	4,884
Effect of dilutive securities:
Unvested restricted shares	29	66	—
Weighted average number of units - dilutive	5,734	4,996	4,884
Basic earnings per unit:
Income (loss) from continuing operations excluding amounts attributable to
unvested restricted shares	$0.27	$0.42	$(0.34)
Income from discontinued operations	—	—	0.70
Net income excluding amounts attributable to unvested restricted shares	$0.27	$0.42	$0.36
Diluted earnings per unit:
Income (loss) from continuing operations excluding amounts attributble to
unvested restricted shares	$0.27	$0.41	$(0.34)
Income from discontinued operations	—	—	0.70
Net income excluding amounts attributable to unvested restricted shares	$0.27	$0.41	$0.36